ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Trade	$ 48,251	$ 40,739
Notes receivable	1,485	1,521
Less - allowance for credit losses	(3,227)	(2,749)	$ (2,254)	$ (1,318)
Notes And Loans Receivable Net	46,509	39,511
Less - non-current accounts receivable, net	(3,005)	(3,176)
Total current accounts receivable, net	$ 43,504	$ 36,335